Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Schedule of segment assets reported on the consolidated balance sheet
The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets. Long-lived and ROU assets located in the United States, Asia Pacific and United Kingdon region were as follows:

	December 31, 2024		December 31, 2023
	Fixed Assets	ROU Assets	Fixed Assets	ROU Assets
United States	$1,095	$277	$368	$421
Asia Pacific	913	1,175	1,038	1,477
United Kingdom	73	321	149	525

Total	$2,081	$1,773	$1,555	$2,423

Summary of net loss and Adjusted EBITDA
Net loss is as follows:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Revenue	$1,007	$549
Cost of revenue	(327)	(306)
Employee costs	(19,081)	(5,700)
Technology costs	(2,417)	(360)
Depreciation and amortization	(191)	(253)
Net interest (income)/expense	399	(229)
Fair value changes and financing charges	(109,530)	(8,166)
Other segment items (a)	(17,621)	(2,278)

Net loss	$(147,761)	$(16,743)

(a)	Other segment items includes marketing expense, professional fees, income tax expense, facilities costs, foreign currency exchange gains and losses, credit loss expense, and other overhead expenses
The following reflects our Adjusted EBITDA:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Net loss	$(147,761)	$(16,743)
Depreciation and amortization	191	253
Provision for income taxes	162	162
Other expenses, net	109,578	8,444

EBITDA	(37,830)	(7,884)
Stock-based compensation	11,040	337
Non-cash inventory cost realignment adjustments	(625)	(25)
Other non-recurring expenses (a)	12,035	45

Adjusted EBITDA	$(15,380)	$(7,527)

(a)
Includes, but not limited to, legal, accounting and consulting fees incurred in connection with the Merger. These costs are non-recurring
and are not reflective of our ongoing operating performance. Management believes that excluding these costs provides a more meaningful comparison of our performance to prior periods.

Net loss for the years ended December 31, 2024 and 2023 is as follows (in thousands):

	2024	2023
Revenue	$1,554	$3,856
Less: Costs and expenses
Cost of sales	579	3,656
Employee costs	31,981	23,773
Technology costs	4,694	2,693
Depreciation and amortization	886	2,040
Net interest (income)/expense	(1,903)	255
Fair value changes and financing charges	16,187	49,454
Other segment items (a)	10,325	9,574

Net loss	$(61,195)	$(87,589)

*
Other segment items included in segment net loss includes marketing expense, professional fees, income tax expense, facilities costs, foreign currency exchange gains and losses, credit loss, and other overhead expenses.

Summary of long-lived and ROU assets
The measure of segment assets is reported on the condensed consolidated balance sheet as total consolidated assets. Long-lived and ROU assets were located as follows:

	As of March 31, 2025		As of December 31, 2024
(Amounts in thousands)	Fixed Assets	ROU Assets	Fixed Assets	ROU Assets
United States	$1,043	$238	$1,095	$277
Asia Pacific	934	1,116	913	1,175
United Kingdom	77	269	73	321

Total	$2,054	$1,623	$2,081	$1,773